UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21418

Ancora Trust

(Exact name of registrant as specified in charter)

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

(Address of principal executive offices)

 (Zip code)

Richard A. Barone

c/o Ancora Trust

One Chagrin Highlands

2000 Auburn Drive, Suite 420

Cleveland, Ohio 44122

(Name and address of agent for service)

Copies to:

Michael J. Meaney, Esq.

McDonald Hopkins Co., LPA

2100 Bank One Center

600 Superior Avenue East

Cleveland, Ohio 44114

Registrant's telephone number, including area code: 216-825-4000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2009

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Ancora Equity Fund

ABB LTD

Ticker Symbol:ABB	Cusip Number:003755204
Record Date: 3/31/2009	Meeting Date: 5/5/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2.1	Approval of the annual report, the consolidated financial statements, and the annual financial statements for 2008.	For	Issuer	For	With
2.2	Consultative vote on the 2008 remuneration report.	For	Issuer	For	With
3	Discharge of the Board of Directors and the person entrusted with management.	For	Issuer	For	With
4	Appropriation of available earnings and release of legal reserves.	For	Issuer	For	With
5	Renewal of authorized share capital.	For	Issuer	For	With
6	Capital reduction through nominal value repayment.	For	Issuer	For	With
7	Amendment to Articles of Incorporation related to capital reduction.	For	Issuer	For	With
8.1-8.8	Elections to the Board of Directors	For	Issuer	For	With
9	Election of the Auditors	For	Issuer	For	With

ALCOA, INC.

Ticker Symbol:AA	Cusip Number:013817101
Record Date: 2/11/2009	Meeting Date: 5/8/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Proposal to ratify the independent auditor.	For	Issuer	For	With
3	Proposal to approve 2009 Alcoa stock incentive plan.	For	Issuer	For	With
4	Shareholder proposal: simple majority vote.	Against	Stockholder	Against	With

AMERICAN EXPRESS COMPANY

Ticker Symbol:AXP	Cusip Number:025816109
Record Date: 2/27/2009	Meeting Date: 4/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Ratification of appointment of Pricewaterhousecoopers LLP as our independent registered pubic accounting firm for 2009.	For	Issuer	For	With
3	Advisory (non-binding) vote approving executive compensation.	For	Issuer	For	With
4	Shareholder proposal relating to cumulative voting for directors.	Against	Stockholder	Against	With
5	Shareholder proposal relating to the calling of special shareholder meetings.	Against	Stockholder	Against	With

AMERIPRISE FINANCIAL, INC.

Ticker Symbol:AMP	Cusip Number:03076C106
Record Date: 2/25/2009	Meeting Date: 4/22/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Proposal to ratify the audit committee's selection of Ernst & Young LLP as independent registered public accountants for 2009.	For	Issuer	For	With

APACHE CORORATION

Ticker Symbol:APA	Cusip Number:037411105
Record Date: 3/18/2009	Meeting Date: 5/7/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-4	Election of nominees to board of directors.	For	Issuer	For	With

EMC CORPORATION

Ticker Symbol:EMC	Cusip Number:268648102
Record Date: 3/5/2009	Meeting Date: 5/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	To ratify selection by audit committee of Pricewaterhousecoopers LLP as EMC's independent auditors.	For	Issuer	For	With
3	To approve an amendment of EMC's employee stock purchase plan to increase shares available by 30 million.	For	Issuer	For	With
4	To approve an amendment to EMC's by laws to reduce the percentage of shares required for shareholders to call a special meeting.	For	Issuer	For	With
5	To act upon a shareholder proposal relating to an advisory vote on executive compensation.	Against	Stockholder	Against	With

GABELLI DIVIDEND & INCOME TRUST

Ticker Symbol:GDV	Cusip Number:36242H104
Record Date: 3/16/2009	Meeting Date: 5/18/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With

GANNET COMPANY, INC.

Ticker Symbol:GCI	Cusip Number:364730101
Record Date: 3/2/2009	Meeting Date: 4/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Proposal to ratify Ernst & Young LLP as the company's independent registered public accounting firm for the 2009 fiscal year.	For	Issuer	For	With
3	Shareholder proposal relating to the use of tax gross-ups as an element of compensation for senior executives.	Against	Stockholder	Against	With

GENERAL ELECTRIC COMPANY

Ticker Symbol:GE	Cusip Number:369604103
Record Date: 2/23/2009	Meeting Date: 4/22/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A	Election of nominees to board of directors.	For	Issuer	For	With
B1	Ratification of KPMG	For	Issuer	For	With
C1	Cumulative voting.	Against	Stockholder	Against	With
C2	Executive compensation advisory vote.	Against	Stockholder	Against	With
C3	Independent study regarding breaking up GE.	Against	Stockholder	Against	With
C4	Dividend Policy.	Against	Stockholder	Against	With
C5	Shareholder vote on golden parachutes.	Against	Stockholder	Against	With

INTERNATIONAL BUSINESS MACHINES

Ticker Symbol:IBM	Cusip Number:459200101
Record Date: 2/27/2009	Meeting Date: 4/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Ratification of appointment of independent registered public accounting firm.	For	Issuer	For	With
3	Approval of long-term incentive performance terms for certain executives pursuant to section 162(m) of the Internal Revenue Code.	For	Issuer	For	With
4	Stockholder proposal on cumulative voting.	Against	Stockholder	Against	With
5	Stockholder proposal on executive compensation and pension income.	Against	Stockholder	Against	With
6	Stockholder proposal on advisory vote on executive compensation.	Against	Stockholder	Against	With

INTERNATIONAL GAME TECHNOLOGY

Ticker Symbol:IGT	Cusip Number:459902102
Record Date: 1/6/2009	Meeting Date: 3/3/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Approval of the amendments to the International Game Technology 2002 stock incentive plan.	For	Issuer	For	With
3	Ratification of the appointment of Deloitte & Touche LLP as IGT's independent registered public accounting firm for the fiscal year ending September 30, 2009.	For	Issuer	For	With

ITRON, INC.

Ticker Symbol:ITRI	Cusip Number:465741106
Record Date: 2/27/2009	Meeting Date: 5/5/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	The ratification of the appointment of Ernst & Young LLP as the company's independent registered public accounting firm for the 2009 fiscal year.	For	Issuer	For	With

ITT CORPORATION

Ticker Symbol:ITT	Cusip Number:450911102
Record Date: 3/16/2009	Meeting Date: 5/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Ratification of the appointment of Deloitte & Touche LLP as ITT's independent registered public accounting firm for 2009.	For	Issuer	For	With
3	To vote on a shareholder proposal, if properly presented at the meeting, requesting that the company provide a comprehensive report at a reasonable cost and omitting proprietary and classified information of the company's foreign sales of military and weapons-related products and services.	Against	Stockholder	Against	With

JOHN HANCOCK BANK & THRIFT OPP.

Ticker Symbol:BTO	Cusip Number:409735206
Record Date: 1/23/2009	Meeting Date: 4/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	To adopt a new form of investment advisory agreement.	For	Issuer	For	With

NUVEEN CORE EQUITY ALPHA FUND

Ticker Symbol:JCE	Cusip Number:67090X107
Record Date: 3/9/2009	Meeting Date: 5/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With

PFIZER INC.

Ticker Symbol:PFE	Cusip Number:717081103
Record Date: 2/24/2009	Meeting Date: 4/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Proposal to ratify the selection of KPMG LLP as independent registered public accounting firm for 2009.	For	Issuer	For	With
3	Proposal to approve the Pfizer Inc. 2004 stock plan as amended and restated.	For	Issuer	For	With
4	Shareholder proposal regarding stock options.	Against	Stockholder	Against	With
5	Shareholder proposal regarding advisory vote on executive compensation.	Against	Stockholder	Against	With
6	Shareholder proposal regarding cumulative voting.	Against	Stockholder	Against	With
7	shareholder proposal regarding special shareholder meetings.	Against	Stockholder	Against	With

REAVES UTILITY INCOME FD

Ticker Symbol:UTG	Cusip Number:756158101
Record Date: 3/2/2009	Meeting Date: 4/30/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With

SPECTRA ENERGY CORP.

Ticker Symbol:SE	Cusip Number:847560109
Record Date: 3/9/2009	Meeting Date: 5/7/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of an amendment to Spectra Energy's certificate of incorporation to eliminate the classified structure of its board of directors.	For	Issuer	For	With
2	Election of nominees to board of directors.	For	Issuer	For	With
3	Ratification of Deloite & Touche LLP as Spectra Energy's independent registered public accounting firm for the fiscal year ended December 31, 2009.	For	Issuer	For	With

THE TIMKEN COMPANY

Ticker Symbol:TKR	Cusip Number:887389104
Record Date: 2/20/2009	Meeting Date: 5/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	To ratify the selection of Ernst & Young LLP as the independent auditor for the year ending December 31, 2009.	For	Issuer	For	With
3	Shareholder proposal requesting that the company amend its articles of incorporation to provide that directors be elected by affirmative vote of the majority of votes cast at an annual meeting of shareholders.	Against	Stockholder	Against	With

THE WALT DISNEY COMPANY

Ticker Symbol:DIS	Cusip Number:254687106
Record Date: 1/9/2009	Meeting Date: 3/10/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	To ratify the appointment of Pricewaterhousecoopers LLP as the company's registered public accountants for 2009.	For	Issuer	For	With
3	To Approve the amendment to the amended and restated 2005 stock incentive plan.	For	Issuer	For	With
4	To approve the terms of the amended and restated 2002 executive performance plan.	For	Issuer	For	With
5	To approve the shareholder proposal relating to political contributions reporting.	Against	Stockholder	Against	With
6	To approve the shareholder proposal relating to death benefit payments.	Against	Stockholder	Against	With
7	To approve the shareholder proposal relating to shareholder advisory vote on executive compensation.	Against	Stockholder	Against	With

TIME WARNER CABLE INC.

Ticker Symbol:TWC	Cusip Number:88732J207
Record Date: 4/8/2009	Meeting Date: 6/3/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Ratification of auditors.	For	Issuer	For	With

TIME WARNER INC.

Ticker Symbol:TWX	Cusip Number:887317303
Record Date: 4/3/2009	Meeting Date: 5/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Ratification of appointment of independent auditors.	For	Issuer	For	With
3	Company proposal to approve the Time Warner, Inc. annual incentive plan for executive officers.	For	Issuer	For	With
4	Stockholder proposal regarding cumulative voting.	Against	Stockholder	Against	With
5	Stockholder proposal regarding special stockholder meetings.	Against	Stockholder	Against	With
6	Stockholder proposal regarding Advisory resolution to ratify compensation on named executive officers.	Against	Stockholder	Against	With

TRINITY INDUSTRIES, INC.

Ticker Symbol:TRN	Cusip Number:896522109
Record Date: 3/20/2009	Meeting Date: 5/4/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	To approve ratification of the appointment of Ernst & Young LLP as independent registered public accounting firm for fiscal year ending December 31, 2009.	For	Issuer	For	With

TYCO INTERNATIONAL LTD

Ticker Symbol:TYC	Cusip Number:G9143X208
Record Date: 1/6/2009	Meeting Date: 3/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Reappointment of Deloitte & Touche LLP as Tyco's independent auditors and authorization for the audit committee of the board of directors to set the auditor's remuneration.	For	Issuer	For	With
3	Amendments to the company's 2004 stock and incentive plan.	For	Issuer	For	With

TYCO INTERNATIONAL LTD

Ticker Symbol:TYC	Cusip Number:G9143X208
Record Date: 1/16/2009	Meeting Date: 3/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
01	To consider and approve a resolution to approve Tyco Internation LTD's discontinuance from Bermuda as provided in section 132G if the companies act 1981 of Bermuda and the company's change of domicile to Schaffhausen, Switzerland.	For	Issuer	For	With
02	To consider and approve a resolution that will have the effect of increasing our registered share capital.	For	Issuer	For	With
03	To consider and approve the name of Tyco International LTD.	For	Issuer	For	With
04	To consider and approve the change of the corporate purpose of Tyco International LTd.	For	Issuer	For	With
05	To consider and approve Tyco International LTD proposed Swiss articles of association.	For	Issuer	For	With
06	To confirm Swiss law as the authoritative legislation governing Tyco International LTD.	For	Issuer	For	With
07	To confirm the principal place of business of Tyco International LTD. as Schaffhauesen, Switzerland.	For	Issuer	For	With
08	To appoint Pricewaterhousecoopers AG. Zurich as special auditor until Tyco International LTD.'s next annual general meeting.	For	Issuer	For	With
09	To elect Deloitte AG as our statutory auditors for a term of one year until Tyco international LTD's next annual general meeting.	For	Issuer	For	With
10	To approve the payment of a dividend through a reduction of registered capital.	For	Issuer	For	With
11	To approve the motion to adjourn the meeting to a later date to solicit additional proxies if there are insufficient votes at the time of the meeting to approve the change of domicile.	For	Issuer	For	With

XEROX

Ticker Symbol:XRX	Cusip Number:984121103
Record Date: 3/23/2009	Meeting Date: 5/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Ratification of the selection of pricewaterhousecoopers llp as the company's independent registered public accounting firm for 2009.	For	Issuer	For	With

* Management Recommended Vote
Ancora Income Fund

GABELLI DIVIDEND & INCOME TRUST-PFD

Ticker Symbol:GDVPA	Cusip Number:36242H203
Record Date: 3/16/2009	Meeting Date: 5/18/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for election of the following nominees. 1-01-Salvatore M. Salibello, 02-Edward T. Tokar, 03-James P. Conn	For	Issuer	For	With

J HANCOCK PATRIOT PREM DIVD FD II

Ticker Symbol:PDT	Cusip Number:41013T105
Record Date: 1/23/2009	Meeting Date: 4/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the following nominees. 01- Deborah C. Jackson, 02- Charles L. Ladner, 03- Stanley Martin, 04- John A. Moore, 05- Gregory A. Russo, 06- John G. Vrysen.	For	Issuer	For	With
2	To adopt a new form of investment advisory agreement.	For	Issuer	For	With

MONGOMERY STREET INCOME SECURITIES

Ticker Symbol:MTS	Cusip Number:614115103
Record Date: 4/21/2008	Meeting Date: 7/10/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF NOMINEES TO BOARD OF DIRECTORS.	For	Issuer	For	With

NUVEEN MULTI-CURNCY SHRT-TM GVT INC

Ticker Symbol:JGT	Cusip Number:67090N109
Record Date: 3/9/2009	Meeting Date: 5/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend a vote for election of the following nominees. 1B-01-Robert P. Bremner, 02 - Jack B. Evans, 03- William J. Schneider	For	Issuer	For	With

NUVEEN MULTI-STRGY INCM & GRTH FD-

Ticker Symbol:JPC	Cusip Number:67073B106
Record Date: 3/9/2009	Meeting Date: 5/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors Recommend: A vote for election of the the following nominees. 1A1-01- Robert P. Bremner, 02- Jack B. Evans.	For	Issuer	For	With

NUVEEN MULTI-STRGY INCM & GRTH FD 2

Ticker Symbol:JQC	Cusip Number:67073D102
Record Date: 3/9/2009	Meeting Date: 5/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for election of the following nominees 1A- 01- Robert P. Bremner, 02- Jack B. Evans.	For	Issuer	For	With

REAVES UTILITY INCOME FD-COMMON

Ticker Symbol:UTG	Cusip Number:756158101
Record Date: 3/2/2009	Meeting Date: 4/30/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for election of the following nominees. 1-01-Larry W. Papasan	For	Issuer	For	With

WESTERN ASSET HIGH INCOME OPP. FD

Ticker Symbol:HIO	Cusip Number:95766K109
Record Date: 12/5/2008	Meeting Date: 2/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for election of the following nominees. 1-01-Paolo M. Cucchi, 02- R. Jay Gerken.	For	Issuer	For	With

WESTERN ASSET/CLAY INFL LINK OPP

Ticker Symbol:WIW	Cusip Number:95766R104
Record Date: 3/31/2009	Meeting Date: 5/11/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for election of the following nominees. 1-01-Ronald A. Nyberg.	For	Issuer	For	With

* Management Recommended Vote
Ancora Microcap Fund

4KIDS ENTERTAINMENT, INC.

Ticker Symbol:KDE	Cusip Number:350865101
Record Date: 4/14/2009	Meeting Date: 5/22/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Proposal to approve the ratification of the appointment of Eisner LLP as 4Kids independent auditors for the fiscal year ending Decemeber 31, 2009.	For	Issuer	For	With
3	Shareholder proposal to implement majority voting in uncontested director elections.	Against	Stockholder	Against	With

A.T. CROSS COMPANY

Ticker Symbol:ATX	Cusip Number:227478104
Record Date: 2/26/2009	Meeting Date: 4/23/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
0	Election of nominees to board of directors.	For	Issuer	For	With
1	Fixing the number of class A directors at three and class B directors to six.	For	Issuer	For	With

ALBANY MOLECULAR RESEARCH, INC.

Ticker Symbol:AMRI	Cusip Number:012423109
Record Date: 4/23/2009	Meeting Date: 6/3/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	A ratification of the company's selection of KPMG LLP as our independent auditor for the 2009 fiscal year.	For	Issuer	For	With

AMTECH SYSTEMS, INC.

Ticker Symbol:ASYS	Cusip Number:032332504
Record Date: 1/21/2009	Meeting Date: 3/12/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With

AUTHENTEC, INC.

Ticker Symbol:AUTH	Cusip Number:052660107
Record Date: 4/6/2009	Meeting Date: 5/7/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With

AXT, INC.

Ticker Symbol:AXTI	Cusip Number:00246W103
Record Date: 4/2/2009	Meeting Date: 5/26/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	To ratify the appointment of Burr, Pilger & Mayer LLP as AXT's independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	Issuer	For	With

BRUNSWICK CORPORATION

Ticker Symbol:BC	Cusip Number:117043109
Record Date: 3/9/2009	Meeting Date: 5/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Approval of the amendments to the Brunswick corporation 2003 stock incentive plan.	For	Issuer	For	With
3	Ratification of the audit committee's selection of Ernst & Young LLP as the company's independent registered public accounting firm for the fiscal year ending December 31,2009.	For	Issuer	For	With

BRUSH ENGINEERED

Ticker Symbol:BW	Cusip Number:117421107
Record Date: 3/9/2009	Meeting Date: 5/6/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Approving the amendment to the company's code regulations to allow the board of directors to amend the code of regulations to the extent permitted by Ohio law.	For	Issuer	For	With
3	Ratifying the appointment of Ernst & Young, LLP as the independent registered public accounting firm of the company.	For	Issuer	For	With

BTU INTERNATIONAL, INC.

Ticker Symbol:BTUI	Cusip Number:056032105
Record Date: 3/25/2009	Meeting Date: 5/15/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	To act upon the proposal to amend the 2003 Equity incentive plan to implement a stock option exchange program.	For	Issuer	For	With

CALLON PETROLEUM

Ticker Symbol:CPE	Cusip Number:13123X102
Record Date: 3/9/2009	Meeting Date: 4/30/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	To ratify the appointment of Ernst & Young LLP as the company's independent registered public accounting firm.	For	Issuer	For	With
3	To approve and ratify the Callon Petroleum Company 2009 stock incentive plan.	For	Issuer	For	With

CITIZENS REPUBLIC BANCORP

Ticker Symbol:CRBC	Cusip Number:174420109
Record Date: 3/31/2009	Meeting Date: 5/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	To approve the compensation of certain of our executive officers.	For	Issuer	For	With
3	To ratify the selection of Ernst & Young LLP as our independent auditors for the fiscal year ending December 31, 2009.	For	Issuer	For	With

CROCS, INC.

Ticker Symbol:CROX	Cusip Number:227046109
Record Date: 4/27/2009	Meeting Date: 6/25/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Ratification of the appointment of Deloitte & Touche LLP as our independent auditors for fiscal year 2009.	For	Issuer	For	With

DIGIRAD CORPORATION

Ticker Symbol:DRAD	Cusip Number:253827109
Record Date: 3/2/2009	Meeting Date: 4/29/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	To ratify the selection of Ernst & Young LLP as our independent auditors for the fiscal year ending December 31, 2009.	For	Issuer	For	With
3	To approve a stock option exchange program pursuant to which eligible holders of stock options will be offered the opportunity to exchange their eligible options to purchase shares of common stock outstanding under the company's existing Equity incentive plans, for a smaller number of new options at a lower exercise price.	For	Issuer	For	With

EF JOHNSON TECHNOLOGIES, INC.

Ticker Symbol:EFJI	Cusip Number:26843B101
Record Date: 4/2/2009	Meeting Date: 5/27/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Approval of the amendment to the company's 2005 Ominibus incentive compensation plan to increase the maximum number of shares which may be granted to any one participant in any calendar year pursuant to the plan.	For	Issuer	For	With

FROZEN FOOD EXPRESS

Ticker Symbol:FFEX	Cusip Number:359360104
Record Date: 3/31/2009	Meeting Date: 5/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	To approve the amended and restated Frozen Food Express Industries, Inc. 2005 stock incentive plan, adding an additional 500,000 shares that may be issued under the plan.	For	Issuer	For	With

IGO, INC.

Ticker Symbol:IGOI	Cusip Number:449593102
Record Date: 4/20/2009	Meeting Date: 6/18/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Ratification of KPMG LLP as independent registered public accounting firm for fiscal year ending December 31, 2009	For	Issuer	For	With

KENNETH COLE PRODUCTIONS, INC.

Ticker Symbol:KCP	Cusip Number:193294105
Record Date: 4/8/2009	Meeting Date: 5/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	To amend to the Kenneth Cole Productions, Inc. Employee stock purchase plan to increase the number of class A common stock authorized for issuance by 150,000 shares,	For	Issuer	For	With
3	To approve the Kenneth Cole Productions, Inc. 2009 pay for performance bonus plan.	For	Issuer	For	With
4	To amend to the Kenneth Cole Productions, Inc. 2004 stock incentive plan to increase the number of shares of class A common stock authorized for issuance by 3,000,000 shares.	For	Issuer	For	With
5	To ratify the selection by the board of directors of Ernst & Young LLP as the independent registered public accounting firm for the company for the fiscal year ending December 31, 2009.	For	Issuer	For	With

KOPIN CORPORATION

Ticker Symbol:KOPN	Cusip Number:500600101
Record Date: 3/10/2009	Meeting Date: 4/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Proposal to ratify an amendment to the company's 2001 equity incentive plan to increase the number of shares authorized under the plan.	For	Issuer	For	With
3	Proposal to ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of the company.	For	Issuer	For	With

LAKELAND INDUSTRIES, INC.

Ticker Symbol:LAKE	Cusip Number:511795106
Record Date: 4/27/2009	Meeting Date: 6/17/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Approval of the adoption of the 2009 Lakeland restricted stock program (the """"Incentive Proposal"""").	For	Issuer	For	With
3	Ratification of the selection Warren, Averett, Kimbrough & Marino LLC as Lakeland's independent registered public accounting firm for the fiscal year ending January 31, 2010.	For	Issuer	For	With

LANNETT COMPANY, INC.

Ticker Symbol:LCI	Cusip Number:516012101
Record Date: 12/19/2008	Meeting Date: 1/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With

LCA-VISION INC.

Ticker Symbol:LCAV	Cusip Number:501803308
Record Date: 4/13/2009	Meeting Date: 6/2/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Approval of the company's stockholders rights plan.	For	Issuer	For	With
3	Ratification of Ernst & Young LLP as independent auditors of the company for the fiscal year ending December 31,2009.	For	Issuer	For	With

LIZ CLAIBORNE

Ticker Symbol:LIZ	Cusip Number:539320101
Record Date: 3/24/2009	Meeting Date: 5/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the 2009 fiscal year.	For	Issuer	For	With
3	To vote on a charter amendment to remove supermajority voting provisions.	For	Issuer	For	With
4	To vote on a stockholder proposal as described in the proxy statement.	Against	Issuer	Against	With

LOJACK CORPORATION

Ticker Symbol:LOJN	Cusip Number:539451104
Record Date: 3/17/2009	Meeting Date: 5/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Amend the company's 2008 stock incentive plan.	For	Issuer	For	With
3	Ratify the appointment of Deloitte & Touche LLP as the independent registered public accounting firm of the company for 2009.	For	Issuer	For	With

LYDALL, INC.

Ticker Symbol:LDL	Cusip Number:550819106
Record Date: 2/27/2009	Meeting Date: 4/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Amending and restating the Lydall 2003 stock incentive compensation plan to increase the maximum number of shares of common stock available for issuance under the plan and to re-approve the performance measures set forth in the plan for purposes of section 162(M) of the Internal Revenue Code of 1986, as amended.	For	Issuer	For	With
3	Ratifying the appointment of Pricewaterhousecoopers LLP as independent auditors for fiscal year 2009.	For	Issuer	For	With

MATERIAL SCIENCES CORPORATION

Ticker Symbol:MASC	Cusip Number:576674105
Record Date: 5/8/2009	Meeting Date: 6/26/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	To ratify the appointment of Deloitte & Touche LLP as the company's independent auditors for the fiscal year ending February 28, 2010.	For	Issuer	For	With

MCCORMICK & SCHMICK'S SEAFOOD RESTA

Ticker Symbol:MSSR	Cusip Number:579793100
Record Date: 4/7/2009	Meeting Date: 5/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Ratify the selection of Pricewaterhousecoopers LLP as the company's independent auditors for the 2009 fiscal year.	For	Issuer	For	With

NATUZZI S.P.A.

Ticker Symbol:NTZ	Cusip Number:63905A101
Record Date: 4/27/2009	Meeting Date: 5/5/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of the financial statements of the company for the fiscal year ended on December 31, 2008 and the related reports of the board of directors, board of statutory auditors and company's external auditors.	For	Issuer	For	With
2	Presentation of the company's consolidated financial statements for the fiscal year ended on December 31, 2008 and the related reports of the board of directors, board of statutory auditors and company's external auditors.	For	Issuer	For	With
3	Proposal regarding the coverage of the net losses of exercise 2008.	For	Issuer	For	With
4	Nomination of a member of the board of directors.	For	Issuer	For	With
5	Authorize for the buyback program.	For	Issuer	For	With

OSTEOTECH, INC.

Ticker Symbol:OSTE	Cusip Number:688582105
Record Date: 4/21/2009	Meeting Date: 6/18/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	To ratify the appointment of BDO Seidman, LLP as the company's independent registered public accounting firm for the year ending December 31, 2009.	For	Issuer	For	With

RACKABLE SYSTEMS, INC.

Ticker Symbol:ZMY	Cusip Number:750077109
Record Date: 4/9/2009	Meeting Date: 5/29/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	To ratify the selection by the audit committee of the the board of directors of Deloitte & Touche LLP as independent registered public accounting firm of the company for its fiscal year ending January 2, 2010.	For	Issuer	For	With

RCM TECHNOLOGIES, INC.

Ticker Symbol:RCMT	Cusip Number:749360400
Record Date: 4/20/2009	Meeting Date: 6/18/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	approval of an amendment to the RCM Technologies, Inc. 2001 employee stock purchase plan.	For	Issuer	For	With
3	Ratification of the appointment by the board of directors of Grant Thornton LLP as independent accountants for the company for the fiscal year ending December 26, 2009	For	Issuer	For	With

SYMYX TECHNOLOGIES, INC.

Ticker Symbol:SMMX	Cusip Number:57155S108
Record Date: 4/15/2009	Meeting Date: 6/11/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	Issuer	For	With

TASTY BAKING COMPANY

Ticker Symbol:TSTY	Cusip Number:876553306
Record Date: 3/13/2009	Meeting Date: 5/11/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Ratification of the selection of Pricewaterhousecoopers LLP as the independent registered public accounting firm for the fiscal year ending December 26, 2009.	For	Issuer	For	With

TELLABS, INC.

Ticker Symbol:TLAB	Cusip Number:879664100
Record Date: 3/2/2009	Meeting Date: 5/1/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Ratification of Ernst & Young LLP as the company's independent auditors for 2009.	For	Issuer	For	With

THE STEAK N. SHAKE COMPANY

Ticker Symbol:SNS	Cusip Number:857873103
Record Date: 2/25/2009	Meeting Date: 4/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	Proposal to ratify the selection of Deloitte & Touche, LLP as the company's independent auditors for the fiscal year ending September 30, 2009.	For	Issuer	For	With
3	Proposal to approve the company's 2009 employee stock purchase plan, as approved by the board of directors.	For	Issuer	For	With

THERAGENICS CORPORATION

Ticker Symbol:TGX	Cusip Number:883375107
Record Date: 3/16/2009	Meeting Date: 5/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of nominees to board of directors.	For	Issuer	For	With
2	To ratify the appointment of Dixon Hughes PLC as independent auditor.	For	Issuer	For	With

* Management Recommended Vote
Ancora Special Opportunity Fund

ACTIVE POWER, INC.

Ticker Symbol:ACPW	Cusip Number:00504W100
Record Date: 3/20/2009	Meeting Date: 5/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for election of the following nominees. 1-01- AKE Almgren, 02- James E. Devenny III, 03- Robert Greenberg.	For	Issuer	For	With
2	To approve a one-time stock option exchange program for employees other than directors and executive officers.	For	Issuer	For	With
3	To ratify the appointment of Ernst & Young LLP as independent auditors for Active Power, Inc. for the fiscal year ending December 31, 2009.	For	Issuer	For	With

AMERISERV FINANCIAL, INC.

Ticker Symbol:ASRV	Cusip Number:03074A102
Record Date: 3/9/2009	Meeting Date: 4/28/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend; A vote for election of the following nominees. 1-01 J. Michael Adams, Jr., 02- Margaret A. O'Malley, 03- Mark E. Pasquerilla, 04- Thomas C. Slater, 05- Nedret Vidinli.	For	Issuer	For	With
2	The approval of an amendment to our articles of incorporation lowering the par value of our common stock to $0.01.	For	Issuer	For	With
3	The ratification of the appointment of S.R. Snodgrass AC as our independent public accounting firm to audit our books and financial records for the fiscal years ending December 31, 2009,2010 and 2011.	For	Issuer	For	With
4	An advisory (non-binding) vote on executive compensation.	For	Issuer	For	With

COBRA ELECTRONICS CORPORATION

Ticker Symbol:COBR	Cusip Number:191042100
Record Date: 4/3/2009	Meeting Date: 5/21/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for election of the following nominees. 1-01-S Sam Park, 02- Robert P, Rohleder.	For	Issuer	For	With
2	Ratification of the appointment of Grant Thornton LLP as independent registered public accountants for the year ending December 1, 2009.	For	Issuer	For	With

FERRO CORPORATION

Ticker Symbol:FOE	Cusip Number:315405100
Record Date: 3/2/2009	Meeting Date: 4/24/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend; A vote for election of the following nominees. 1-01-Jennie S. Hwang, PH.D., 02- James F. Kirsch, 03- William J. Sharp.	For	Issuer	For	With
2	Ratification of the appointment of Deloitte & Touche LLP as the independent registered public accountant.	For	Issuer	For	With

GEVITY HR, INC. SPECIAL MEETING

Ticker Symbol:GVHR	Cusip Number:374393106
Record Date: 4/13/2009	Meeting Date: 5/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of the agreement and plan of merger, dated as of March 4, 2009 among Trinet Group, Inc. Gin Acquisition, Inc. and Gevity HR, Inc.	For	Issuer	For	With
2	Approval of the adjournment or postponement of the special meeting of the shareholders, if necessary or appropriate, to solicit additional proxies if there are insufficient votes at the time of the special meeting to approve the merger agreement.	For	Issuer	For	With

HEALTH MANAGEMENT ASSOCIATES, INC.

Ticker Symbol:HMA	Cusip Number:421933102
Record Date: 3/23/2009	Meeting Date: 5/19/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend; A vote for election of the following nominees. 1-01- William J. Schoen, 02-Gary D. Newsome, 03- Kent P. Dauten, 04-Donald E. Kiernan, 05-robert A. Knox, 06-W.E. Mayberry, M.D., 07-Vicki A. O'mera, 08-William C. Steere, Jr., 09- R.W. Westerfield, PH.D.	For	Issuer	For	With
2	To ratify the selection of Ernst & Young LLP as our independent registered public accounting firm for the year ending December 31, 2009.	For	Issuer	For	With

J HANCOCK PATRIOT PREM DIVD FD II

Ticker Symbol:PDT	Cusip Number:41013T105
Record Date: 1/23/2009	Meeting Date: 4/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for election of the following nominees. 1-01- Deborah C. Jackson, 02-Charles L. Ladner, 03-Stanley Martin, 04- John A. Moore, 05- Gregory A. Russo, 06- John G. Vrysen.	For	Issuer	For	With
2	To adopt a new form of investment advisory agreement.	For	Issuer	For	With

LAKELAND INDUSTRIES, INC.

Ticker Symbol:LAKE	Cusip Number:511795106
Record Date: 4/27/2009	Meeting Date: 6/17/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for election of the following nominees. 1-01- Eric O. Hallman, 02- Stephen M. Bachelder, 03- John J. Collins.	For	Issuer	For	With
2	Approval of the adoption of the 2009 Lakeland restricted stock program (The """"""""Incentive Proposal"""""""").	For	Issuer	For	With
3	Ratification of the selection of Warren, Averett, Kimbrough & Marion LLC as Lakeland's independent registered public accounting firm for the fiscal year ending January 31, 2010.	For	Issuer	For	With

LSI CORPORATION

Ticker Symbol:LSI	Cusip Number:502161102
Record Date: 3/17/2009	Meeting Date: 5/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of director: Charles A. Haggerty.	For	Issuer	For	With
1B	Election of director: Richard S. Hill.	For	Issuer	For	With
1C	Election of director: John H.F. Miner.	For	Issuer	For	With
1D	Election of director: Arun Netravali.	For	Issuer	For	With
1E	Election of director: Matthew J. O'Rourke.	For	Issuer	For	With
1F	Election of director: Gregorio Reyes.	For	Issuer	For	With
1G	Election of director: Michael G. Strachan.	For	Issuer	For	With
1H	Election of director: Abhijit Y. Talwalkar.	For	Issuer	For	With
1I	Election of director: Susan M. Whitney.	For	Issuer	For	With
2	To ratify the audit committee's selection of our independent auditors for 2009.	For	Issuer	For	With
3	To approve our amended incentive plan.	For	Issuer	For	With

MERCER INTERNATIONAL INC.

Ticker Symbol:MERC	Cusip Number:588056101
Record Date: 4/14/2009	Meeting Date: 6/2/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for election of the following nominees. 1-01-Jimmy S.H. Lee, 02-Kenneth A. Shields, 03-William D. McCartney, 04-Guy W. Adams, 05-Eric Lauritzen, 06-Graeme A. Witts, 07.	For	Issuer	For	With
2	Ratification of the selection of PRICEWATERHOUSECOOPERS LLP as independent auditors.	For	Issuer	For	With

NEVADA GOLD & CASINOS, INC.

Ticker Symbol:UWN	Cusip Number:64126Q206
Record Date: 2/27/2009	Meeting Date: 4/14/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approval of the 2009 Equity incentive plan.	For	Issuer	For	With
2	The proxies are authorized to vote upon such other business as may properly come before the meeting.	For	Issuer	For	With

RAE SYSTEMS, INC.

Ticker Symbol:RAE	Cusip Number:75061P102
Record Date: 3/23/2009	Meeting Date: 5/20/2009
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors recommend: A vote for election of the following nominees. 1-01- Peter C. HSI, 02-James W. Power, 03-Susan Wang.	For	Issuer	For	With
2	To ratify the appointment of Deloitte & Touche LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2009.	For	Issuer	For	With

THE MERIDIAN RESOURCE CORPORATION

Ticker Symbol:TMR	Cusip Number:58977Q109
Record Date: 7/24/2008	Meeting Date: 8/6/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF NOMINEES TO BOARD OF DIRECTORS.	For	Issuer	For	With
2	RATIFICATION OF THE APPOINTMENT OF BDO SEIDMAN, LLP AS THE COMPANY'S INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM FOR 2008.	For	Issuer	For	With

VERICHIP CORPORATION

Ticker Symbol:CHIP	Cusip Number:92342V105
Record Date: 6/13/2008	Meeting Date: 7/17/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A	APPROVAL OF THE STOCK PURCHASE AGREEMENT, DATED MAY 15, 2008. BETWEEN VERICHIP CORPORATION AND THE STANLEY WORKS AND THE TRANSACTIONS CONTEMPLATED BY THE STOCK PURCHASE AGREEMENT.	For	Issuer	For	With

WESTELL TECHNOLOGIES, INC.

Ticker Symbol:WQSTL	Cusip Number:957541105
Record Date: 7/25/2008	Meeting Date: 9/18/2008
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF NOMINEES TO THE BOARD OF DIRECTORS.	For	Issuer	For	With
2	APPROVAL OF THE AMENDMENT TO THE WESTELL TECHNOLOGIES, INC. EMPLOYEE STOCK PURCHASE PLAN TO INCREASE THE NUMBER OS SHARES AVAILABLE UNDER THE EMPLOYEE STOCK PLAN BY 200,000 SHARES OF CLASS A COMMON STOCK.	For	Issuer	For	With
3	RATIFICATION OF ERNST & YOUNG LLP AS AUDITORS.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ancora Trust

By /s/Richard A. Barone

* Richard A. Barone

Chairman and Treasurer

Date: August 31, 2009

*Print the name and title of each signing officer under his or her signature.